Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

February 6, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AB Cap Fund, Inc. - AB Concentrated International Growth Portfolio (formerly, AllianceBernstein Concentrated Global Growth Portfolio) (the "Fund") File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 182 under the Securities Act of 1933 and Amendment No. 161 under the Investment Company Act of 1940 to the Registration Statement on Form N‑1A of AB Cap Fund, Inc.  We are making this filing for the following purposes:
(1) to change the name of the Fund to AB Concentrated International Growth Portfolio; and
(2) to revise the Fund's investment strategies and related information so that the disclosure reflects changes recently approved by the Fund's Board of Directors.
Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post Effective Amendment No. 182.
Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737‑8833.

Sincerely,

/s/	Anna C. Leist
Anna C. Leist

Attachment
cc:            Kathleen K. Clarke